DIVIDENDS PAID OR PROVIDED FOR (Details) - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DIVIDENDS PAID OR PROVIDED FOR [Abstract]
Dividends paid	$ 0	$ 0
Dividends proposed	$ 0	$ 0